Shareholders' Equity (Details) $ / shares in Units, $ in Thousands												1 Months Ended	12 Months Ended
		Jan. 02, 2026 shares	Nov. 18, 2025 $ / shares shares	Nov. 10, 2025 $ / shares shares	Jul. 28, 2025 USD ($) $ / shares shares	Jun. 30, 2025 shares	Apr. 14, 2025 $ / shares shares	Apr. 06, 2025 shares	Aug. 08, 2024 USD ($) $ / shares shares	Jul. 03, 2024 shares	Apr. 01, 2024 shares	Aug. 31, 2025 shares	Jan. 05, 2026 shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares	Apr. 30, 2025 shares	Aug. 30, 2023 shares	Feb. 22, 2023 ₪ / shares	Nov. 28, 2013 shares
Shareholders' Equity [Line Items]
Ordinary share, voting rights														one
Aggregate issuance costs (in Dollars) | $														$ 452
Gross proceeds amount | $														$ 3,000
Ordinary shares, shares authorized						6,666,667				3,333,334				14,000,000	[1]	3,333,334	[1]
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]
Ordinary shares issue (in Shares)										1,666,667
Net proceeds of ordinary shares | $														$ 2,933		$ 2,223
Weighted average remaining contractual life														6 years 7 months 6 days		7 years 1 month 6 days		5 years 10 months 17 days
Weighted average grant fair value | $ / shares														$ 8		$ 60		$ 30
Compensation costs not yet recognized | $														$ 133
Exercise price, per share | $ / shares														$ 30
Weighted average remaining contractual terms														7 years 7 months 6 days
Ordinary shares reserved for issuance																						28,333
Granted excess years														10 years
Shares granted														8,000
Purchase price, per share | $ / shares					$ 7.5
Shares held investors						3,333,334
Cash placement fee | $					$ 837
Share based compensation for services | $														$ 141		$ 112
Gross proceeds IPO | $														$ 2,933		$ 2,223
Warrant [Member]
Shareholders' Equity [Line Items]
Aggregate issuance costs (in Dollars) | $									$ 512
Gross proceeds amount | $									$ 5,000
Warrants to purchased ordinary shares					58,334				285,714
Exercise price per warrant (in Dollars per share) | $ / shares									$ 17.5
Aggregate warrants percentage					7.00%
Warrants exercise price (in Dollars per share) | $ / shares									$ 17.5
Warrants outstanding														2,604,097
New Warrants [Member]
Shareholders' Equity [Line Items]
Warrants to purchased ordinary shares									571,429
Exercise price per warrant (in Dollars per share) | $ / shares									$ 22.5
Warrants exercise price (in Dollars per share) | $ / shares									$ 22.5
Pre-Funded Warrants [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 11.98
Warrants to purchased ordinary shares					354,167
Warrants outstanding					354,167
Common Warrants [Member]
Shareholders' Equity [Line Items]
Exercise price per warrant (in Dollars per share) | $ / shares					$ 6
Warrants exercise price (in Dollars per share) | $ / shares					$ 6
Special General Meeting of Shareholders [Member]
Shareholders' Equity [Line Items]
Ordinary shares, shares authorized				14,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares
Increase authorized share capital				7,333,333
Reverse split ratio				1:3,000
2013 Plan [Member] | Board of Directors [Member]
Shareholders' Equity [Line Items]
Ordinary shares reserved for issuance																				33,333
2023 Plan [Member]
Shareholders' Equity [Line Items]
Shares granted														8,667
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | ₪ / shares																					₪ 0.25
Warrants to purchased ordinary shares			458,334		1,666,667							250,000							17,500
Ordinary shares issued	[2]													530,698		99,037
Net proceeds of ordinary shares | $	[2]
Stock issued for services								10,000			5,000
Shares issued value for services | $														$ 141		$ 112
Shares held investors	[2]															151,364
Warrants outstanding					125,000
Ordinary Shares [Member] | Warrant [Member]
Shareholders' Equity [Line Items]
Warrants to purchased ordinary shares									20,000
Exercise price per warrant (in Dollars per share) | $ / shares									$ 21.9
Warrants exercise price (in Dollars per share) | $ / shares									$ 21.9
Warrants outstanding					833,333
Ordinary Shares [Member] | Pre-Funded Warrants [Member]
Shareholders' Equity [Line Items]
Warrants to purchased ordinary shares					708,334
Purchase Agreement [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Sale of stock shares issued							250,000
Sale of stock price per share | $ / shares							$ 12
American Depositary Shares (ADSs) [Member]
Shareholders' Equity [Line Items]
Warrants to purchased ordinary shares			1,666,667		29,167														8,750
Aggregate warrants percentage																			7.00%
Purchase price, per share | $ / shares					$ 15
Shares held investors			833,333									125,000
Warrants outstanding					62,500
American Depositary Shares (ADSs) [Member] | Maximum [Member]
Shareholders' Equity [Line Items]
Exercise price per warrant (in Dollars per share) | $ / shares			$ 12
Warrants exercise price (in Dollars per share) | $ / shares			12
American Depositary Shares (ADSs) [Member] | Minimum [Member]
Shareholders' Equity [Line Items]
Exercise price per warrant (in Dollars per share) | $ / shares			9.34
Warrants exercise price (in Dollars per share) | $ / shares			$ 9.34
American Depositary Shares (ADSs) [Member] | Investors from July 2025 Offering [Member]
Shareholders' Equity [Line Items]
Shares held investors			229,167
American Depositary Shares (ADSs) [Member] | Common Warrants [Member]
Shareholders' Equity [Line Items]
Warrants to purchased ordinary shares					833,333
Exercise price per warrant (in Dollars per share) | $ / shares					$ 12
Warrants exercise price (in Dollars per share) | $ / shares					$ 12
American Depositary Shares (ADSs) [Member] | Subsequent Event [Member]
Shareholders' Equity [Line Items]
Number of ordinary shares		300											2
IPO [Member]
Shareholders' Equity [Line Items]
Net of issuance cost | $					$ 4,200
Gross proceeds IPO | $					$ 5,000

[1]	Retroactively adjusted to give effect to the reverse share split, see also note 9.
[2]	Retroactively adjusted to give effect to the reverse share split, see also note 9.